Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.2%
	Communication Services - 3.1%
378,300	Activision Blizzard, Inc.	$29,889,483
21,155	Alphabet, Inc. - Class A (a)	57,246,911
25,965	Alphabet, Inc. - Class C (a)	70,468,231
138,600	Comcast Corp. - Class A	6,928,614
75,200	Meta Platforms, Inc. - Class A (a)	23,557,152
30,100	Nintendo Co. Ltd. - JPY	14,750,254
137,380	Walt Disney Co. (The) (a)	19,641,219
		222,481,864

	Consumer Discretionary - 11.0%
10,830	Amazon.com, Inc. (a)	32,397,620
426,910	Bath & Body Works, Inc.	23,936,844
380,100	Brinker International, Inc. (a)	12,623,121
25,700	Burlington Stores, Inc. (a)	6,089,101
139,500	Capri Holdings Ltd. (a)	8,379,765
543,900	CarMax, Inc. (a)	60,465,363
1,268,700	Carnival Corp. (a)	25,132,947
205,000	Dollar Tree, Inc. (a)	26,900,100
262,220	eBay, Inc.	15,751,555
217,800	Leslie’s, Inc. (a)	4,536,774
27,000	Lowe’s Companies, Inc.	6,408,450
5,095,290	Mattel, Inc. (a)	106,593,467
82,400	MGM Resorts International	3,520,128
1,100,800	Newell Brands, Inc.	25,549,568
908,510	Ross Stores, Inc.	88,806,852
184,550	Royal Caribbean Cruises Ltd. (a)	14,359,836
1,646,359	Sony Group Corp. - ADR	183,832,446
230,400	TJX Cos., Inc. (The)	16,581,888
195,499	Victoria’s Secret & Co. (a)	10,914,709
564,189	Whirlpool Corp.	118,586,886
		791,367,420

	Consumer Staples - 1.0%
220,000	Altria Group, Inc.	11,193,600
327,630	BJ’s Wholesale Club Holdings, Inc. (a)	20,139,416
111,700	Philip Morris International, Inc.	11,488,345
239,500	Sysco Corp.	18,716,925
153,200	Tyson Foods, Inc. - Class A	13,924,348
		75,462,634

	Energy - 1.7%
99,400	Cameco Corp.	1,931,342
271,200	EOG Resources, Inc.	30,233,376
352,600	Hess Corp.	32,541,454
166,700	Pioneer Natural Resources Co.	36,488,963
1,394,000	Southwestern Energy Co. (a)	6,133,600
922,800	Transocean Ltd. (a)	2,906,820
181,400	Valero Energy Corp.	15,050,758
		125,286,313

	Financials - 14.1%
2,853,230	Bank of America Corp.	131,648,032
1,504,080	Charles Schwab Corp. (The)	131,907,816
1,307,950	Citigroup, Inc.	85,173,704
152,500	CME Group, Inc. - Class A	34,998,750
925,420	Discover Financial Services	107,117,365
969,920	JPMorgan Chase & Co.	144,130,112
597,000	Northern Trust Corp.	69,634,080
82,000	Progressive Corp. (The)	8,910,120
989,965	Raymond James Financial, Inc.	104,807,595
3,563,068	Wells Fargo & Co.	191,693,058
		1,010,020,632

	Health Care - 22.2%
291,020	Abbott Laboratories	37,093,409
513,870	Agilent Technologies, Inc.	71,592,368
46,500	Alcon, Inc.	3,570,270
649,990	Amgen, Inc.	147,638,729
4,426,040	AstraZeneca PLC - ADR	257,639,788
530,450	Biogen, Inc. (a)	119,881,700
349,800	Boston Scientific Corp. (a)	15,006,420
1,781,740	Bristol-Myers Squibb Co.	115,617,109
310,060	CVS Health Corp.	33,024,491
1,959,390	Elanco Animal Health, Inc. (a)	51,022,516
1,434,913	Eli Lilly & Co.	352,113,301
27,000	IQVIA Holdings, Inc. (a)	6,612,300
340,000	LivaNova PLC (a)	25,537,400
47,190	Medtronic PLC	4,883,693
98,200	Merck & Co., Inc.	8,001,336
787,150	Novartis AG - ADR	68,411,206
276,290	PerkinElmer, Inc.	47,568,849
80,511	Roche Holding AG - CHF	31,157,707
122,300	Sanofi - ADR	6,359,600
284,898	Siemens Healthineers AG - EUR	18,308,095
30,000	Stryker Corp.	7,441,500
214,330	Thermo Fisher Scientific, Inc.	124,590,029
8,080	Waters Corp. (a)	2,586,570
313,800	Zimmer Biomet Holdings, Inc.	38,603,676
		1,594,262,062

	Industrials - 18.1%
3,383,440	AECOM	233,897,207
461,267	Airbus SE - EUR (a)	58,900,337
54,050	Alaska Air Group, Inc. (a)	2,958,697
2,531,700	American Airlines Group, Inc. (a)	41,697,099
34,900	AMETEK, Inc.	4,773,273
405,692	Carrier Global Corp.	19,343,395
158,353	Caterpillar, Inc.	31,917,631
332,700	CSX Corp.	11,384,994
313,560	Curtiss-Wright Corp.	41,637,632
45,760	Deere & Co.	17,224,064
747,350	Delta Air Lines, Inc. (a)	29,662,322
635,085	FedEx Corp.	156,141,998
87,020	General Dynamics Corp.	18,456,942
96,900	GXO Logistics, Inc. (a)	7,869,249
530,580	Jacobs Engineering Group, Inc.	69,070,904
130,000	JELD-WEN Holding, Inc. (a)	3,068,000
400,400	Kirby Corp. (a)	26,098,072
28,900	L3Harris Technologies, Inc.	6,048,481
248,500	Matson, Inc.	24,268,510
649,500	Maxar Technologies, Inc.	16,893,495
106,100	Norfolk Southern Corp.	28,858,139
33,581	Otis Worldwide Corp.	2,868,825
15,062	Raytheon Technologies Corp.	1,358,442
19,150	Rockwell Automation, Inc.	5,538,563
87,800	Science Applications International Corp.	7,202,234
1,187,374	Siemens AG - EUR	188,519,790
2,738,380	Southwest Airlines Co. (a)	122,569,889
42,200	Union Pacific Corp.	10,320,010
1,510,530	United Airlines Holdings, Inc. (a)	64,771,526
185,300	United Parcel Service, Inc. - Class B	37,469,513
108,200	XPO Logistics, Inc. (a)	7,159,594
		1,297,948,827

	Information Technology - 23.0%
136,730	Adobe, Inc. (a)	73,054,839
307,870	Analog Devices, Inc.	50,481,444
699,050	Applied Materials, Inc.	96,594,729
531,100	Cisco Systems, Inc.	29,566,337
377,898	Corning, Inc.	15,886,832
256,220	Diebold Nixdorf, Inc. (a)	2,393,095
116,600	Fidelity National Information Services, Inc.	13,982,672
5,958,299	Flex Ltd. (a)	96,405,278
6,159,660	Hewlett Packard Enterprise Co.	100,587,248
1,459,220	HP, Inc.	53,597,150
2,814,940	Intel Corp.	137,425,371
85,000	Jabil, Inc.	5,226,650
180,890	Keysight Technologies, Inc. (a)	30,537,850
401,590	KLA Corp.	156,326,939
9,346,620	L.M. Ericsson Telephone Co. - ADR	115,711,155
748,050	Microsoft Corp.	232,628,589
1,060,600	NetApp, Inc.	91,752,506
37,880	NVIDIA Corp.	9,275,297
688,180	Oracle Corp.	55,852,689
195,200	PayPal Holdings, Inc. (a)	33,562,688
396,947	QUALCOMM, Inc.	69,767,405
180,000	Teradyne, Inc.	21,137,400
564,170	Texas Instruments, Inc.	101,262,873
142,500	Visa, Inc. - Class A	32,229,225
172,640	WEX, Inc. (a)	27,791,587
		1,653,037,848

	Materials - 2.0%
251,300	Albemarle Corp.	55,471,962
236,983	Corteva, Inc.	11,394,143
247,373	Dow, Inc.	14,775,589
223,384	DuPont de Nemours, Inc.	17,111,215
566,100	Freeport-McMoRan, Inc.	21,070,242
4,339,964	Glencore PLC - GBP	22,609,540
		142,432,691

	TOTAL COMMON STOCKS
	(Cost $3,326,041,074)	$6,912,300,291

Shares		Value
	SHORT-TERM INVESTMENTS - 3.7%
262,899,124	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (b)	$262,899,124
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $262,899,124)	262,899,124
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,588,940,198) - 99.9%	7,175,199,415
	Other Assets in Excess of Liabilities - 0.1%	10,936,915
	TOTAL NET ASSETS - 100.0%	$7,186,136,330

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2022. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$6,578,054,568	$334,245,723	$-	$6,912,300,291
	Short-Term Investments	262,899,124	-	-	262,899,124
	Total Investments in Securities	$6,840,953,692	$334,245,723	$-	$7,175,199,415

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.